Parent Only Financial Statements (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
TOTAL ASSETS	$ 123,464	$ 183,097
CURRENT LIABILITIES
TOTAL LIABILITIES	2,610,773	2,452,951
EQUITY
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2016 and 2015; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2016, and 83,158,778 shares issued at December 31, 2015)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(30,791,423)	(30,497,901)
Accumulated other comprehensive income	1,088,981	1,012,914
Total shareholders' equity	(3,566,872)	(3,349,417)
TOTAL LIABILITIES AND EQUITY	123,464	183,097
Parent [Member]
CURRENT ASSETS
Loan receivable from CNM	2,791,304	2,791,304
Total current assets	2,791,304	2,791,304
TOTAL ASSETS	2,791,304	2,791,304
CURRENT LIABILITIES
Other payable	1,418,988	1,184,513
TOTAL LIABILITIES	1,418,988	1,184,513
EQUITY
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2016 and 2015; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2016, and 83,158,778 shares issued at December 31, 2015)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(24,953,602)	(24,719,127)
Accumulated other comprehensive income	190,348	190,348
Total shareholders' equity	1,372,316	1,606,791
TOTAL LIABILITIES AND EQUITY	$ 2,791,304	$ 2,791,304